Debt - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Feb. 28, 2011 USD ($)
Working Capital Line Of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 15,000,000	$ 8,000,000
Earnings before Interest, Taxes, Depreciation and Amortization ("EBITDA")required by covenants		$ 1,000,000
Covenant terms description		The Working Capital Line of Credit agreement initially provided for maximum borrowings of $8.0 million to be used to finance working capital, subject to a financial covenant of trailing three month Earnings before Interest, Taxes, Depreciation and Amortization ("EBITDA") of $1.0 million. In July 2014, the Working Capital Line of Credit was amended to increase the maximum borrowing amount to $15.0 million. In addition, the July 2014 amendment added an adjusted quick ratio financial covenant.
Line of credit outstanding		$ 0	$ 0
Working Capital Line Of Credit [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate spread over variable rate	0.50%
Working Capital Line Of Credit [Member] | Working Capital Line of Credit Series B Warrant [Member]
Debt Instrument [Line Items]
Class of warrant to purchase shares of preferred stock | shares		135,000
Class of warrant, exercise price | $ / shares		$ 1.4307
Class of warrant, expiration period		2021-04
Working Capital Line Of Credit [Member] | Working Capital Line of Credit Series C Warrant [Member]
Debt Instrument [Line Items]
Class of warrant to purchase shares of preferred stock | shares		35,000
Class of warrant, exercise price | $ / shares		$ 2.66874
Class of warrant, expiration period		2022-08
Working Capital Line Of Credit [Member] | Maximum
Debt Instrument [Line Items]
Quick ratio required	1.25
Working Capital Line Of Credit [Member] | Minimum
Debt Instrument [Line Items]
Quick ratio required	1.00
Development Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 3,000,000
Debt instrument, interest rate				6.25%
Line of credit facility, interest rate description		Bear interest at a rate of 6.25% per annum and interest-only payments were due through October 2013, at which time equal monthly principal and interest payments on the outstanding balance commenced and will continue through the maturity date in February 2018.
Unamortized debt discounts			2,100,000
Amortization of debt discount		$ 40,000	$ 13,000
Development Loan [Member] | Working Capital Line of Credit Series B Warrant [Member]
Debt Instrument [Line Items]
Class of warrant to purchase shares of preferred stock | shares		75,000
Class of warrant, exercise price | $ / shares		$ 1.4307